Joint Venture Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Joint Venture Agreement

Note 9. Joint Venture Agreement

The Company entered into a joint venture agreement during 2011 in which the Company is a party to the exclusive license agreement for the Asian Territories and has been assigned 49% ownership in this license agreement.

Note 11. Joint Venture Agreement
The Company entered into a joint venture agreement during 2011 in which the Company is a party to the exclusive license agreement for the Asian Territories and has been assigned 49% ownership in this license agreement.